Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Prospectus Summary | MainStay Candriam Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHAX
Prospectus Summary | MainStay Candriam Emerging Markets Debt Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHHX
Prospectus Summary | MainStay Candriam Emerging Markets Debt Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHBX
Prospectus Summary | MainStay Candriam Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYCX
Prospectus Summary | MainStay Candriam Emerging Markets Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGHIX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHCAX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHIX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKHCX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYHCX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYIX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHRX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYRX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYTX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHYSX
Prospectus Summary | MainStay MacKay High Yield Corporate Bond Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MHHSX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASAX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYDX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MASBX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSICX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDIX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSIRX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSDJX
Prospectus Summary | MainStay MacKay Strategic Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSYEX
Prospectus Summary | MainStay MacKay U.S. Infrastructure Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
Prospectus Summary | MainStay MacKay U.S. Infrastructure Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX
Prospectus Summary | MainStay MacKay U.S. Infrastructure Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
Prospectus Summary | MainStay MacKay U.S. Infrastructure Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
Prospectus Summary | MainStay MacKay U.S. Infrastructure Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
Prospectus Summary | MainStay MacKay U.S. Infrastructure Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVDX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBAX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKINX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTBX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFCX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTSPX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBIX
Prospectus Summary | MainStay MacKay Tax Free Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTBDX
Prospectus Summary | MainStay Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMAXX
Prospectus Summary | MainStay Money Market Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTXX
Prospectus Summary | MainStay Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKMXX
Prospectus Summary | MainStay Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSCXX
Prospectus Summary | MainStay Money Market Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIPXX
Prospectus Summary | MainStay Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRAX
Prospectus Summary | MainStay Income Builder Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTINX
Prospectus Summary | MainStay Income Builder Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MKTRX
Prospectus Summary | MainStay Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCTRX
Prospectus Summary | MainStay Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTOIX
Prospectus Summary | MainStay Income Builder Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXRX
Prospectus Summary | MainStay Income Builder Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTXVX
Prospectus Summary | MainStay Income Builder Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTODX
Prospectus Summary | MainStay Income Builder Fund | SIMPLE CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTISX
Prospectus Summary | MainStay MacKay Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCOAX
Prospectus Summary | MainStay MacKay Convertible Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCINX
Prospectus Summary | MainStay MacKay Convertible Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSVX
Prospectus Summary | MainStay MacKay Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCVX
Prospectus Summary | MainStay MacKay Convertible Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNVX